INCOME TAXES, Reconciliation of Statutory to Effective Tax Rate (Details) € in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2018 EUR (€)	Dec. 31, 2020	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Reconciliation of Income Tax Expense (Benefit) [Abstract]
Irish statutory corporate tax rate on trading income		12.50%	12.50%	12.50%
Valuation allowances		(6.40%)	(1.40%)	(1.40%)
Tax impact of repurchased and resold Notes		0.00%	(0.10%)	0.10%
Foreign tax rate differentials		0.30%	(0.40%)	(2.80%)
True-up of prior year tax provision		0.20%	(0.10%)	0.00%
Non-deductible interest expense, transaction fees and expenses		(0.10%)	0.50%	1.80%
Deductible interest paid in the period		0.00%	(2.70%)	0.00%
Unrealized foreign exchange loss on re-valuation of deferred tax balances		0.00%	0.00%	0.10%
Withholding tax		(0.20%)	0.00%	0.00%
Other		(0.50%)	0.00%	0.10%
Effective tax rate		5.80%	8.30%	10.40%
Income Taxes [Abstract]
Tax liability in connection with unrepatriated Australian earnings				$ 2.1
Decrease in tax liability in connection with unrepatriated Australian earnings			$ (0.9)
Income tax benefit from deductible interest paid in the period			$ (6.7)
Irish Revenue [Member]
Reconciliation of Income Tax Expense (Benefit) [Abstract]
Irish statutory corporate tax rate on trading income		12.50%
Foreign [Member] | Irish Revenue [Member]
Income Taxes [Abstract]
Period in which enquiries and/or assessments can be raised by taxing authority after return is submitted		4 years
Value Added Tax assessment | €	€ 6.1
Foreign [Member] | Irish Revenue [Member] | Earliest Tax Year [Member]
Income Taxes [Abstract]
Open tax year		2016
Foreign [Member] | Irish Revenue [Member] | Latest Tax Year [Member]
Income Taxes [Abstract]
Open tax year		2020